Note 8: Accrued Liabilities (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Schedule of Accrued Liabilities Table [Text Block]
(Dollars in millions)	2012	2011
Advances on sales contracts and service billings	$5,936	$5,028
Accrued salaries, wages and employee benefits	2,176	1,910
Income taxes payable	1,143	547
Litigation and contract matters	563	535
Interest payable	494	325
Service and warranty accruals	479	702
Accrued restructuring costs	389	248
Accrued workers compensation	233	215
Accrued property, sales and use taxes	291	197
Other	3,606	2,580

	$15,310	$12,287